UNITED STATES SECURITIES & EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2

                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2

             Read instructions at end of Form before preparing Form.
                              Please print or type.

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1.        Name and address of issuer: MFS Series Trust XI
                                      c/o Legal Department
                                      Attn:  Bonnie J. Neal
                                      500 Boylston Street
                                      Boston, MA  02116

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2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of the
          issuer, check the box but do not list series or classes):   X

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3.        Investment Company Act File Number:   811-7992
          Securities Act File Number:           33-68310

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4(a).     Last day of fiscal year for which this notice is filed:
          September 30, 2006

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4(b). Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

          NOTE: IF THE FORM IS BEING FILED LATE, INTEREST MUST BE PAID ON THE REGISTRATION FEE DUE.

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4(c). Check box if this is the last time the issuer will be filing this Form.

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5.        Calculation of registration fee:

    (i)   Aggregate sale price of securities sold                 $  288,468,659
          during the fiscal year pursuant to                      ______________
          section 24(f):

   (ii)   Aggregate price of securities redeemed                  $  136,482,301
          or repurchased during the fiscal year:                  ______________

  (iii)   Aggregate price of securities redeemed or               $
          repurchased during any prior fiscal year                ______________
          ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the commission:

   (iv)   Total available redemption credits [add Items           $  136,482,301
          5(ii) and 5(iii)]:                                      ______________

    (v)   Net sales-if  Item 5(i) is greater than Item 5(iv)      $  151,986,358
          [subtract  Item 5(iv)from Item5(i)]:                    ______________

   (vi)   Redemption credits available for use in future          $
          years -if Item 5(i) is less than item 5(iv)[subtract    ______________
          Item5(iv) from Item 5(i)]:

  (vii)   Multiplier for determining registration fee            x   0.000107
          (See Instruction C.9):                                  ______________

 (viii)   Registration fee due [multiply item 5(v) by Item       =$  16,262.54
          5 (vii)] (enter "0" if no fee is due):                  ______________
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6.        Prepaid Shares

          If the response to Item 5(i) was determined by deducting
          an amount of securities that were registered  under the
          Securities  Act of 1993  pursuant  to rule  24e-2 as in
          effect before  October 11, 1997,  then report the amount
          of securities  (number of shares or other units)
          deducted  here:           . If there is a number of
          shares or other  units  that were  registered  pursuant
          to rule 24e-2 remaining unsold at the end of the fiscal
          year for which  this form is filed that are  available
          for use by the issuer in future fiscal  years,  then
          state that number here:                                 ______________

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7.        Interest due - if this Form is being filed more than 90
          days after the end of the issuer's fiscal year
          (see Instruction D):                                  + $_____________

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8.        Total of the amount of the  registration  fee due     = $  16,262.54
          plus any interest due [line 5(viii) plus line 7]:       ______________

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9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository: 12/20/06
          Method of Delivery - Wire Transfer #20061220A1Q002DC001707

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                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By: (Signature and Title)*/s/ SUSAN S. NEWTON, ASSISTANT SECRETARY AND
                                ASSISTANT CLERK
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                              Susan S. Newton, Assistant Secretary and
                                Assistant Clerk
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Date: December 22, 2006
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*Please print the name and title of the signing officer below the signature.
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                                        December 22, 2006


United States Securities & Exchange Commission
100 F Street, N.E.
Washington, DC  20549

     Re:  Rule  24f-2  Notice  for MFS  Series  Trust XI (File  Nos.:  811-7992;
          33-68310)

Ladies and Gentlemen:

     Enclosed on behalf of the Trust for filing pursuant to Rule 24f-2(a) under the Investment Company Act of 1940 are the following:

     1. The Trust's Rule 24f-2 Notice with respect to its fiscal year ended September 30, 2006.

     2. The registration fee of $16,262.54 which has been remitted by wire transfer to the U.S. Treasury designated lockbox depository at the Mellon Bank in Pittsburgh, Pennsylvania (wire reference #20061220A1Q002DC001707).

     Please contact me collect at 617-954-5180 should you have any questions concerning this Notice.

                                        Very truly yours,




                                        ANNAMARIE D'ANGELO
                                        Annamarie D'Angelo
                                        Vice President & Legal Operations
                                          Manager

Enclosures